Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Oct. 05, 2012	Dec. 31, 2012	Jun. 30, 2008
Significant Of Accounting Policies [Line Items]
Fair value approaches weight allocated	50.00%
Ownership interest purchased		$ 8,744
Minimum [Member]
Significant Of Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	20.00%
Maximum [Member]
Significant Of Accounting Policies [Line Items]
Equity method investment, ownership interest percentage	50.00%
New Dawn [Member]
Significant Of Accounting Policies [Line Items]
Equity method investment, ownership interest percentage					74.90%
Ownership interest purchased			8,744
Percentage of ownership interest acquired			100.00%
Redeemable noncontrolling interest, acquisition		$ 8,700		$ 8,700